INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Summary of income taxes recognized in the Combined Statement of Profit or Loss and Other Comprehensive Income

in € thousand	2023	2022	2021
Current income tax (expense) / income	(1,044)	(2,908)	(1,839)
thereof prior years	168	(6)	(35)
Deferred tax (expense) / income	(1,735)	4,832	(3,357)
thereof temporary differences	(1,853)	12,693	(12,367)
thereof tax loss/interest carryforwards	118	(7,861)	9,010
Income tax as per statement of profit or loss	(2,778)	1,924	(5,195)

Summary of reconciliation of expected tax expense and reported tax expense

in € thousand	2023	2022	2021
Income (loss) before income tax	40,732	1,667	(22,082)
Income tax rate	29.125%	29.125%	29.125%
Expected income tax income (expense)	(11,863)	(485)	6,431
Tax rate differences	891	911	(2,270)
Non-deductible expenses	(79)	(573)	(1,204)
Tax -free income	1,263	495	2,755
Trade tax modifications	(116)	(269)	(417)
Tax effects from withholding tax	(166)	(370)	(1,485)
Tax effects from prior years	488	642	634
Permanent differences resulting from the statement of financial position	2,912	(8)	(2,486)
Loss utilisation of previously not recognized tax loss carryforwards	0	1,152	556
Change in valuation allowance from temporary differences and tax loss carryforwards	3,598	927	(4,904)
Change from interest carryforwards	333	(957)	(2,827)
Other reconciling items	(38)	460	21
Income tax benefit (expense)	(2,778)	1,924	(5,195)
Effective tax rate in %	6.82%	(115.46)%	(23.53)%

Summary of deferred tax assets ("DTA") and deferred tax liabilities ("DTL") recognition on the financial statement line items and deferred tax assets not recognized

	Deferred taxes	Deferred taxes in
	in statement of	other comprehensive	Currency translation
	profit or loss	income	adjustments	DTA	DTL
in € thousand				2023	2023
Non-current assets	(13,373)	—	(116)	3,628	(6,970)
Intangible assets	239	—	(126)	1,843	(4,193)
Property, plant and equipment	(2,167)	—	9	155	(2,542)
Financial assets	(11,444)	—	1	1,630	(235)
Current assets	14,109	—	49	382	(5,584)
Inventories	(487)	—	(6)	220	(598)
Receivables and other assets	15,526	—	52	149	(3,985)
Other current assets	(899)	—	3	—	(956)
Cash and cash equivalents	(31)	—	1	13	(44)
Non-current liabilities	3,288	(7)	(8)	2,813	(7,757)
Non-current borrowings	868	—	4	17	(7,433)
Provisions for pensions	52	(7)	(7)	140	(67)
Non-current provisions	(161)	—	—	60	(257)
Non-current lease liability	2,529	—	(5)	2,596	—
Current liabilities	(8,820)	—	(124)	8,472	(2,998)
Current borrowings	(7,995)	—	—	3,803	(575)
Current contract liabilities	(929)	—	(10)	1,525	—
Trade payables and other liabilities	520	—	(109)	1,600	(665)
Other current liabilities	629	—	(20)	1,104	(30)
Current lease liability	121	—	(4)	210	—
Current provisions	(1,166)	—	19	230	(1,727)
Tax loss/interest carryforward	3,061	—	(2)	6,167	—
Tax Loss Carryforward (CIT)	1,693	—	(2)	3,408	—
Tax Loss Carryforward (Trade Tax)	1,368	—	—	2,759	—
Interest Carryforward	—	—	—	—	—
Gross value	(1,735)	(7)	(194)	21,463	(23,308)
Netting				(18,920)	18,920
Recognition in the statement of financial position				2,543	(4,388)

	Deferred taxes	Deferred taxes in
	in statement of	other comprehensive	Currency translation
	profit or loss	income	adjustments	DTA	DTL
in € thousand				2022	2022
Non-current assets	9,460	—	(44)	15,085	(4,937)
Intangible assets	(28)	—	45	2,084	(4,547)
Property, plant and equipment	(78)	—	1	153	(381)
Financial assets	9,566	—	—	12,848	(9)
Current assets	(18,238)	—	70	1,801	(21,161)
Inventories	51	—	(3)	246	(131)
Trade receivables and other receivables	(18,193)	—	70	1,554	(20,969)
Other current assets	(96)	—	2	—	(60)
Cash and cash equivalents	—	—	—	—	—
Non-current liabilities	8,138	(88)	(577)	348	(8,571)
Non-current financial liabilities	7,334	—	—	—	(8,287)
Provisions for pensions	513	(88)	(575)	93	(65)
Non-current provisions	256	—	(1)	120	(155)
Non-current lease liability	35	—	(1)	136	(64)
Current liabilities	13,333	—	(67)	15,871	(1,453)
Current financial liabilites	8,367	—	—	11,223	—
Current contract liabilities	2,351	—	(4)	2,464	—
Trade payables and other liabilities	1,209	—	(51)	1,281	(757)
Other current liabilities	676	—	(5)	545	(80)
Current lease liability	27	—	(1)	93	—
Current provisions	704	—	(5)	266	(616)
Tax loss/interest carryforward	(7,861)	—	12	3,108	—
Tax Loss Carryforward (CIT)	(4,535)	—	12	1,717	—
Tax Loss Carryforward (Trade Tax)	(3,326)	—	—	1,392	—
Interest Carryforward	—	—	—	—	—
Gross value	4,832	(88)	(606)	36,213	(36,122)
Netting				(33,619)	33,619
Recognition in the statement of financial position				2,594	(2,504)

	2023		2022		2021
in € thousand	Tax base	DTA	Tax base	DTA	Tax base	DTA
Deductible temporary differences	41,498	10,805	34,149	8,984	65,199	18,070
Tax loss carryforward (CIT)	91,405	14,701	108,229	17,415	75,903	12,641
Tax loss carryforward (trade tax)	49,147	6,536	65,308	8,686	45,834	6,096
Interest carryforward	35,229	9,089	36,956	9,535	33,209	8,568

Summary of maturities of the tax loss carryforwards for which no deferred tax assets were recognized

in € thousand	2023	2022	2021
Up to 5 years	2,685	5,107	3,310
Up to 10 years	1,772	1,064	927
Up to 15 years	4,508	5,187	3,943
Up to 20 years	—	—	340
unlimited	131,586	162,177	113,216